Consolidated Statements of Changes in Shareholders' Deficit (USD $) In Thousands, except Share data	Total USD ($)	Common Stock	Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Beginning Balance at Jan. 02, 2010	$ (38,801)		$ (3,383)	$ (35,553)	$ 135
Beginning Balance, shares at Jan. 02, 2010		100,000
Net (loss) income	(26,954)			(26,954)
Retirement obligations adjustments	(471)				(471)
Issuance of common stock	30,000		30,000
Issuance of common stock, Shares		44,776
Dividend	(30,000)		(30,000)
Share-based compensation	715		715
Ending Balance at Jan. 01, 2011	(65,511)		(2,668)	(62,507)	(336)
Ending Balance, shares at Jan. 01, 2011		144,776
Net (loss) income	5,832			5,832
Retirement obligations adjustments	(925)				(925)
Share-based compensation	1,140		1,140
Ending Balance at Dec. 31, 2011	(59,464)		(1,528)	(56,675)	(1,261)
Ending Balance, shares at Dec. 31, 2011		144,776
Net (loss) income	(22,950)			(22,950)
Retirement obligations adjustments	(2,309)				(2,309)
Dividend	(100,000)		(100,000)
Share-based compensation	1,451		1,451
Ending Balance at Dec. 29, 2012	$ (183,272)		$ (100,077)	$ (79,625)	$ (3,570)
Ending Balance, shares at Dec. 29, 2012		144,776